Equity Method Investments And Variable Interest Entities (Consolidated Summarized Financial Information Statements Of Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Revenues	$ 5,781	$ 5,877	$ 5,245
Operating income	278	365	635
Net income	$ 145	$ 192	$ 476